Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Cash and cash equivalents	$ 28,740	$ 34,781
Accounts receivable	108	141
Other receivable - current	672	2
Refundable deposits	189	182
Investment in securities - noncurrent	3,535	5,441
Financial liabilities
Accounts payable	57	38
Accrued expenses	1,110	745
Lease liabilities - current and noncurrent	248	500
Carrying Amount
Financial assets
Cash and cash equivalents	28,740	34,781
Accounts receivable	108	141
Restricted cash	313	313
Other receivable - current	672	2
Other receivable - noncurrent (included in Other assets)	191	392
Refundable deposits	189	182
Investment in securities - current and noncurrent	8,173	5,441
Financial liabilities
Accounts payable	57	38
Accrued expenses	1,110	745
Lease liabilities - current and noncurrent	248	500
Estimated Fair Value
Financial assets
Cash and cash equivalents	28,740	34,781
Accounts receivable	108	141
Restricted cash	313	313
Other receivable - current	672	2
Other receivable - noncurrent (included in Other assets)	191	392
Refundable deposits	189	182
Investment in securities - current and noncurrent	8,173	5,441
Financial liabilities
Accounts payable	57	38
Accrued expenses	1,110	745
Lease liabilities - current and noncurrent	$ 248	$ 500